Going concern (Details Narrative) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (411,384)	$ (214,247)	$ (126,948)	$ (79,409)	$ (29,253)
Working capital deficit				$ (76,697)	$ (26,541)